Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

The amount of property and equipment are as follows:

	As of December 31,
	2025	2024
Office equipment, furniture and fixtures	$599,959	$600,762
Less: accumulated depreciation and amortization	480,754	317,994
Office equipment, furniture and fixtures, net	$119,205	$282,768

During the financial years ended December 31, 2025 and 2024, the Company recorded depreciation expense of approximately $164,000 and $170,000 respectively.

The amount of motor vehicle was as follows:

	As of December 31,
	2025	2024
Motor vehicle	$190,787	$190,787
Less: accumulated depreciation	149,317	130,886
Motor vehicle, net	$41,470	$59,901

During the year ended December 31, 2025 and 2024, the Company recorded depreciation expense of approximately $18,000 in both financial year 2025 and 2024 .

The amount of computer software costs was as follows:

	As of December 31,
	2025	2024
Computer software	$667,979	$666,171
Less: accumulated amortization	428,146	225,364
Computer software costs, net	$239,833	$440,807

During the years ended December 31, 2025 and 2024, the Company recorded amortization expenses related to computer software of approximately $203,000 and $169,000 respectively.